Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net income attributable to common shareholders	$ 2,258	$ 3,076	$ 639	$ 4,550
Basic weighted average number of common shares outstanding	25,455,554	29,559,316	25,833,056	29,909,311
Stock options	239,172	279,908	254,134	292,737
DSUs	184,855	143,318	181,272	142,955
PSUs	2,302	0	2,601	0
RSUs	915,025	245,039	563,460	214,449
Diluted weighted average number of common shares outstanding	26,796,908	30,227,581	26,834,523	30,559,452
Basic earnings per common share (in dollars per share)	$ 0.09	$ 0.10	$ 0.02	$ 0.15
Diluted earnings per common share (in dollars per share)	$ 0.08	$ 0.10	$ 0.02	$ 0.15